Tax	12 Months Ended
Dec. 31, 2015
Tax
28 Tax
Details of current and deferred taxes
in	2015	2014	2013
Current and deferred taxes (CHF million)
Switzerland	28	99	12
Foreign	463	622	569
Current income tax expense	491	721	581
Switzerland	196	(321)	22
Foreign	(164)	1,005	673
Deferred income tax expense	32	684	695
Income tax expense	523	1,405	1,276
Income tax expense on discontinued operations	0	40	75
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(4)	4	1
Cumulative translation adjustment	(14)	(117)	44
Unrealized gains/(losses) on securities	(2)	5	(12)
Actuarial gains/(losses)	(174)	(375)	388
Net prior service credit/(cost)	37	(11)	(25)
Share-based compensation and treasury shares	25	71	0
Reconciliation of taxes computed at the Swiss statutory rate
in	2015	2014	2013
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,746	401	642
Foreign	(4,168)	3,226	3,454
Income/(loss) from continuing operations before taxes	(2,422)	3,627	4,096
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	(533)	798	901
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(715)	314	189
Non-deductible amortization of other intangible assets and goodwill impairment	1,432	6	25
Other non-deductible expenses	391	666	492
Additional taxable income	16	4	2
Lower taxed income	(276)	(272)	(381)
(Income)/loss taxable to noncontrolling interests	6	(163)	(252)
Changes in tax law and rates	347	151	184
Changes in deferred tax valuation allowance	(103)	1,064	385
Change in recognition of outside basis difference	262	(450)	0
Tax deductible impairments of Swiss subsidiary investments	(258)	(555)	(268)
Other	(46)	(158)	(1)
Income tax expense	523	1,405	1,276
2015
Foreign tax rate differential of CHF 715 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The foreign tax rate benefit in relation to total foreign tax expense of CHF 299 million was more than offset by tax impacts related to additional reconciling items as explained below.
Non-deductible amortization of other intangible assets and goodwill impairment of CHF 1,432 million reflected the non-deductible nature of the goodwill impairment.
Other non-deductible expenses of CHF 391 million included the impact of CHF 219 million relating to non-deductible interest expenses, CHF 69 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 50 million related to the non-deductible portion of the litigation provisions and settlement charges, and other various smaller non-deductible expenses of CHF 53 million.
Lower taxed income of CHF 276 million included a tax benefit of CHF 59 million related to non-taxable dividend income, CHF 58 million related to non-taxable life insurance income, CHF 50 million related to exempt income, CHF 49 million related to non-taxable foreign exchange gains, CHF 16 million in respect of income taxed at rates lower than the statutory tax rate, and various smaller items.
Changes in tax law and rates of CHF 347 million reflected a tax expense of CHF 189 million related to the change in New York City tax law, CHF 175 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes and introduction of the bank corporation tax surcharge, and CHF 10 million related to changes in other countries, partially offset by a tax benefit of CHF 16 million from a change in the Brazil tax rate and CHF 11 million related to a change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 103 million included the net impact of the release of valuation allowances of CHF 109 million, mainly in respect of two of the Group’s operating entities, one in the UK and one in Hong Kong, relating to current year earnings. Additionally, 2015 included a release of valuation allowances of CHF 88 million for previously recognized deferred tax assets in respect of one of the Group’s operating entities in Hong Kong. The change in UK corporation tax rates and introduction of the bank corporation tax surcharge in 2015 caused a release of valuation allowances of CHF 162 million in respect of four of the Group’s operating entities in the UK. Also included was a tax expense of CHF 256 million resulting from the increase in valuation allowances on deferred tax assets mainly from three of the Group’s operating entities, two in the UK and one in Switzerland.
Change in recognition of outside basis difference of CHF 262 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 46 million included a tax benefit of CHF 155 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability, partially offset by a tax expense of CHF 48 million relating to the increase of tax contingency accruals and a tax expense of CHF 28 million from prior year adjustments. The remaining balance included various smaller items.
2014
Foreign tax rate differential of CHF 314 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,627 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 666 million included the impact of CHF 390 million relating to the non-deductible portion of the litigation provisions and settlement charges, non-deductible interest expenses of CHF 179 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 59 million, and other various smaller non-deductible expenses of CHF 38 million.
Lower taxed income of CHF 272 million included a tax benefit of CHF 84 million related to non-taxable dividend income, CHF 56 million related to non-taxable life insurance income, CHF 35 million in respect of income taxed at rates lower than the statutory tax rate, CHF 34 million related to exempt offshore income and various smaller items.
Changes in tax law and rates of CHF 151 million reflected a tax expense related to the change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 1,064 million included the net impact of the increase of valuation allowances of CHF 427 million, mainly in respect of six of the Group’s operating entities, three in the UK and one in each of Germany, Italy and Switzerland, relating to current year earnings. Additionally, 2014 included an increase in valuation allowance for previously recognized deferred tax assets in respect of two of the Group’s operating entities in the UK of CHF 662 million. Also included was a tax benefit of CHF 25 million resulting from the release of valuation allowances on deferred tax assets from one of the Group’s operating entities in Spain.
Change in recognition of outside basis difference of CHF 450 million reflected a tax benefit related to the enactment of a Swiss GAAP change impacting the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 158 million included a tax benefit of CHF 189 million following audit closures and tax settlements, together with a benefit of CHF 7 million relating to the decrease of tax contingency accruals, partially offset by CHF 30 million return to accrual adjustments and a tax expense of CHF 27 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.
2013
Foreign tax rate differential of CHF 189 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,242 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.
Other non-deductible expenses of CHF 492 million included non-deductible interest expenses of CHF 247 million, non-taxable offshore expenses of CHF 9 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 93 million, non-deductible provision accruals of CHF 103 million and other various smaller non-deductible expenses.
Lower taxed income of CHF 381 million included a net tax benefit of CHF 49 million resulting from the reversal of a deferred tax liability previously recorded to cover for a taxable timing difference related to a re-investment relief. In addition, 2013 included a Swiss income tax benefit of CHF 41 million as a result of foreign branch earnings beneficially impacting the earnings mix, a tax benefit of CHF 61 million related to non-taxable life insurance income, CHF 56 million related to exempt offshore income, CHF 45 million in respect of non-taxable dividend income, CHF 18 million related to non-taxable foreign exchange gains, CHF 67 million related to tax credits and CHF 19 million related to permanent tax benefits from tax deductible goodwill amortization. The remaining balance included various smaller items.
Changes in tax law and rates of CHF 184 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowances of CHF 385 million included the impact of the increase of valuation allowances of CHF 249 million, mainly in respect of four of the Group’s operating entities, three in Europe and one in Asia, relating to current year earnings. Additionally, 2013 included an increase in valuation allowance for previously recognized deferred tax assets in respect of one of the Group’s operating entities in the UK of CHF 278 million. Also included was a tax benefit of CHF 143 million resulting from the release of valuation allowances on deferred tax assets, mainly for two of the Group’s operating entities, one in Japan and one in the UK.
Other of CHF 1 million included a tax benefit of CHF 57 million relating to the current year’s earnings mix and the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to deferred tax assets and a CHF 36 million income tax benefit following a change in the tax status of one of the Group’s US entities, offset by a tax expense of CHF 44 million relating to the increase of tax contingency accruals and a tax expense of CHF 56 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.
As of December 31, 2015, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 4.5 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2015	2014
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	2,425	2,373
Loans	326	231
Investment securities	548	882
Provisions	1,718	1,658
Derivatives	117	121
Real estate	340	277
Net operating loss carry-forwards	5,838	6,232
Other	116	99
Gross deferred tax assets before valuation allowance	11,428	11,873
Less valuation allowance	(3,905)	(4,107)
Gross deferred tax assets net of valuation allowance	7,523	7,766
Compensation and benefits	(211)	(164)
Loans	(31)	(40)
Investment securities	(282)	(619)
Provisions	(449)	(448)
Business combinations	(1)	(1)
Derivatives	(187)	(168)
Leasing	(18)	(23)
Real estate	(66)	(62)
Other	(153)	(211)
Gross deferred tax liabilities	(1,398)	(1,736)
Net deferred tax assets	6,125	6,030
of which deferred tax assets	6,179	6,077
of which net operating losses	1,754	1,814
of which deductible temporary differences	4,425	4,263
of which deferred tax liabilities	(54)	(47)
The increase in net deferred tax assets from 2014 to 2015 of CHF 95 million was primarily due to the impact of total CHF 162 million from the re-measurement of deferred tax balances in Switzerland and Brazil and the release of valuation allowances in Hong Kong, the tax impacts directly recorded in equity, mainly related to the net impact of share-based compensation, pension plan re-measurement and other tax recorded directly in equity of CHF 164 million, and CHF 207 million related to current year earnings. These increases were partially offset by a decrease of deferred tax assets of CHF 217 million as a result of changes to the corporation tax rates in New York, the UK and Japan, prior year adjustments of CHF 127 million, and foreign exchange translation losses of CHF 94 million, which are included within the currency translation adjustments recorded in AOCI.
The most significant net deferred tax assets arise in the US, Switzerland and UK and these decreased from CHF 5,592 million, net of a valuation allowance of CHF 3,184 million as of the end of 2014, to CHF 5,515 million, net of a valuation allowance of CHF 3,196 million as of the end of 2015.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 3.9 billion as of December 31, 2015 compared to CHF 4.1 billion as of December 31, 2014.
Amounts and expiration dates of net operating loss carry-forwards
end of 2015	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	5,304
Due to expire within 2 to 5 years	7,662
Due to expire within 6 to 10 years	7,135
Due to expire within 11 to 20 years	2,981
Amount due to expire	23,082
Amount not due to expire	15,694
Total net operating loss carry-forwards	38,776
Movements in the valuation allowance
in	2015	2014	2013
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,107	2,705	2,554
Net changes	(202)	1,402	151
Balance at end of period	3,905	4,107	2,705
As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US and Switzerland. The Group then compared those expected future results with the applicable law governing utilization of deferred tax assets. US tax law allows for a 20-year carry-forward period for net operating losses and Swiss tax law allows for a seven-year carry-forward period for net operating losses.
Tax benefits associated with share-based compensation
in	2015	2014	2013
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	448	505	483
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(28)	(70)	(24)
Tax benefits in respect of tax on dividend equivalent payments	0	1	22
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 29 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 1.1 billion for 2015 and 2014, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 239 million tax benefit will be recorded in additional paid-in capital.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2015	2014	2013
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	389	423	420
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	44	2	4
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(3)	(47)	(8)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	15	39	46
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(10)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(22)	(24)	(5)
Other (including foreign currency translation)	(54)	6	(34)
Balance at end of period	369	389	423
of which, if recognized, would affect the effective tax rate	369	389	417
Interest and penalties
in	2015	2014	2013
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	13	16	7
Interest and penalties recognized in the consolidated balance sheets	86	86	69
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.
It is reasonably possible that there will be a decrease of between zero and CHF 41 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Japan – 2012; Switzerland – 2011; Brazil – 2010; the UK – 2009; the US – 2006; and the Netherlands – 2005.

Bank
Tax
27 Tax
Details of current and deferred taxes
in	2015	2014	2013
Current and deferred taxes (CHF million)
Switzerland	(25)	56	(52)
Foreign	462	624	564
Current income tax expense	437	680	512
Switzerland	166	(384)	(15)
Foreign	(164)	1,003	673
Deferred income tax expense	2	619	658
Income tax expense	439	1,299	1,170
Income tax expense on discontinued operations	0	40	75
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(4)	4	1
Cumulative translation adjustment	(14)	(117)	44
Unrealized gains/(losses) on securities	(3)	7	(8)
Actuarial gains/(losses)	14	(27)	99
Net prior service cost	(9)	9	0
Share-based compensation and treasury shares	28	68	1
Reconciliation of taxes computed at the Swiss statutory rate
in	2015	2014	2013
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,315	(179)	300
Foreign	(4,253)	3,140	3,354
Income/(loss) from continuing operations before taxes	(2,938)	2,961	3,654
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	(646)	651	804
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(731)	347	248
Non-deductible amortization of other intangible assets and goodwill impairment	1,432	6	25
Other non-deductible expenses	389	666	493
Additional taxable income	15	2	(5)
Lower taxed income	(272)	(265)	(374)
(Income)/loss taxable to noncontrolling interests	7	(173)	(297)
Changes in tax law and rates	347	151	184
Changes in deferred tax valuation allowance	(108)	1,071	381
Change in recognition of outside basis difference	262	(450)	0
Tax deductible impairments of Swiss subsidiary investments	(258)	(555)	(268)
Other	2	(152)	(21)
Income tax expense	439	1,299	1,170
2015
Foreign tax rate differential of CHF 731 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The foreign tax rate benefit in relation to total foreign tax expense of CHF 298 million was more than offset by tax impacts related to additional reconciling items as explained below.
Non-deductible amortization of other intangible assets and goodwill impairment of CHF 1,432 million reflected the non-deductible nature of the goodwill impairment.
Other non-deductible expenses of CHF 389 million included the impact of CHF 219 million relating to non-deductible interest expenses, CHF 69 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 50 million related to the non-deductible portion of the litigation provisions and settlement charges, and other various smaller non-deductible expenses of CHF 51 million.
Lower taxed income of CHF 272 million included a tax benefit of CHF 59 million related to non-taxable dividend income, CHF 58 million related to non-taxable life insurance income, CHF 50 million related to exempt income, CHF 49 million related to non-taxable foreign exchange gains, CHF 16 million in respect of income taxed at rates lower than the statutory tax rate, and various smaller items.
Changes in tax law and rates of CHF 347 million reflected a tax expense of CHF 189 million related to the change in New York City tax law, CHF 175 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes and introduction of the bank corporation tax surcharge, and CHF 10 million related to changes in other countries, partially offset by a tax benefit of CHF 16 million from a change in the Brazil tax rate and CHF 11 million related to a change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 108 million included the net impact of the release of valuation allowances of CHF 109 million, mainly in respect of two of the Bank’s operating entities, one in the UK and one in Hong Kong, relating to current year earnings. Additionally, 2015 included a release of valuation allowances of CHF 88 million for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in Hong Kong. The change in UK corporation tax rates and introduction of the bank corporation tax surcharge in 2015 caused a release of valuation allowances of CHF 162 million in respect of four of the Bank’s operating entities in the UK. Also included was a tax expense of CHF 251 million resulting from the increase in valuation allowances on deferred tax assets mainly from three of the Bank’s operating entities, two in the UK and one in Switzerland.
Change in recognition of outside basis difference of CHF 262 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 2 million included a tax expense of CHF 48 million relating to the increase of tax contingency accruals, a tax expense of CHF 28 million from prior year adjustments and various smaller items, partially offset by a tax benefit of CHF 109 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability.
2014
Foreign tax rate differential of CHF 347 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,627 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 666 million included the impact of CHF 390 million relating to the non-deductible portion of the litigation provisions and settlement charges, non-deductible interest expenses of CHF 179 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 59 million, and other various smaller non-deductible expenses of CHF 38 million.
Lower taxed income of CHF 265 million included a net tax benefit of CHF 84 million related to non-taxable dividend income, CHF 56 million related to non-taxable life insurance income, CHF 35 million in respect of income taxed at rates lower than the statutory tax rate, CHF 34 million related to exempt offshore income and various smaller items.
Changes in tax law and rates of CHF 151 million reflected a tax expense related to the change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 1,071 million included the net impact of the increase of valuation allowances of CHF 434 million, mainly in respect of six of the Bank’s operating entities, three in the UK and one in each of Germany, Italy and Switzerland, relating to current year’s earnings. Additionally, 2014 included an increase in valuation allowance for previously recognized deferred tax assets in respect of two of the Bank’s operating entities in the UK of CHF 662 million. Also included was a tax benefit of CHF 25 million resulting from the release of valuation allowances on deferred tax assets from one of the Bank’s operating entities in Spain.
Change in recognition of outside basis difference of CHF 450 million reflected a tax benefit related to the enactment of a Swiss GAAP change impacting the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 152 million included a tax benefit of CHF 189 million following audit closures and tax settlements, together with a benefit of CHF 4 million relating to the decrease of tax contingency accruals, partially offset by CHF 33 million return to accrual adjustments and a tax expense of CHF 26 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.
2013
Foreign tax rate differential of CHF 248 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,237 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.
Other non-deductible expenses of CHF 493 million included non-deductible interest expenses of CHF 247 million, non-taxable offshore expenses of CHF 9 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 93 million, non-deductible provision accruals of CHF 103 million and other various smaller non-deductible expenses.
Lower taxed income of CHF 374 million included a net tax benefit of CHF 49 million resulting from the reversal of a deferred tax liability previously recorded to cover for a taxable timing difference related to a re-investment relief. In addition, 2013 included a Swiss income tax benefit of CHF 41 million as a result of foreign branch earnings beneficially impacting the earnings mix, a tax benefit of CHF 61 million related to non-taxable life insurance income, CHF 56 million related to exempt offshore income, CHF 45 million in respect of non-taxable dividend income, CHF 18 million related to non-taxable foreign exchange gains, CHF 67 million related to tax credits and CHF 19 million related to permanent tax benefits from tax deductible goodwill amortization. The remaining balance included various smaller items.
Changes in tax law and rates of CHF 184 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowances of CHF 381 million included the impact of the increase of valuation allowances of CHF 246 million mainly in respect of four of the Bank’s operating entities, three in Europe and one in Asia, relating to current year earnings. Additionally, 2013 included an increase in valuation allowance for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in the UK of CHF 278 million. Also included was a tax benefit of CHF 143 million resulting from the release of valuation allowances on deferred tax assets mainly for two of the Bank’s operating entities, one in Japan and one in the UK.
Other of CHF 21 million included a tax benefit of CHF 57 million relating to the current year’s earnings mix and the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to deferred tax assets and a CHF 36 million income tax benefit following a change in the tax status of one of the Bank’s US entities, partially offset by a tax expense of CHF 41 million relating to the increase of tax contingency accruals and a tax expense of CHF 41 million relating to non-recoverable foreign taxes. The remaining balance included various smaller items.
As of December 31, 2015, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 4.0 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2015	2014
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	2,316	2,361
Loans	326	231
Investment securities	547	882
Provisions	1,718	1,658
Derivatives	117	119
Real estate	340	277
Net operating loss carry-forwards	5,831	6,232
Other	113	95
Gross deferred tax assets before valuation allowance	11,308	11,855
Less valuation allowance	(3,898)	(4,107)
Gross deferred tax assets net of valuation allowance	7,410	7,748
Compensation and benefits	(211)	(164)
Loans	(31)	(40)
Investment securities	(273)	(611)
Provisions	(449)	(447)
Business combinations	(1)	(1)
Derivatives	(187)	(168)
Leasing	(18)	(23)
Real estate	(66)	(62)
Other	(147)	(201)
Gross deferred tax liabilities	(1,383)	(1,717)
Net deferred tax assets	6,027	6,031
of which deferred tax assets	6,068	6,064
of which net operating losses	1,753	1,816
of which deductible temporary differences	4,315	4,248
of which deferred tax liabilities	(41)	(33)
The decrease in net deferred tax assets from 2014 to 2015 of CHF 4 million was primarily driven by a decrease of deferred tax assets of CHF 217 million as a result of changes to the corporation tax rates in New York, the UK and Japan, prior year adjustments of CHF 127 million, and foreign exchange translation losses of CHF 94 million, which are included within the currency translation adjustments recorded in accumulated other comprehensive income/(loss) (AOCI). These decreases were partially offset by the impact of CHF 207 million related to current year earnings, CHF 162 million from the re-measurement of deferred tax balances in Switzerland and Brazil and the release of valuation allowances in Hong Kong, and the tax impacts directly recorded in equity, mainly related to the net impact of share-based compensation, pension plan re-measurement and other tax recorded directly in equity of CHF 65 million.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 3.9 billion as of December 31, 2015 compared to CHF 4.1 billion as of December 31, 2014.
Amounts and expiration dates of net operating loss carry-forwards
end of 2015	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	5,304
Due to expire within 2 to 5 years	7,662
Due to expire within 6 to 10 years	7,055
Due to expire within 11 to 20 years	2,981
Amount due to expire	23,002
Amount not due to expire	15,694
Total net operating loss carry-forwards	38,696
Movements in the valuation allowance
in	2015	2014	2013
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,107	2,704	2,550
Net changes	(209)	1,403	154
Balance at end of period	3,898	4,107	2,704
Tax benefits associated with share-based compensation
in	2015	2014	2013
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	447	506	481
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(28)	(69)	(24)
Tax benefits in respect of tax on dividend equivalent payments	0	1	22
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 28 – Employee deferred compensation” for further information on share-based compensation.
Windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 1.1 billion for 2015 and 2014, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 239 million tax benefit will be recorded in additional paid-in capital.
Uncertain tax positions
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2015	2014	2013
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	382	416	416
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	44	2	4
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(3)	(47)	(8)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	15	37	43
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(10)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(22)	(24)	(5)
Other (including foreign currency translation)	(56)	8	(34)
Balance at end of period	360	382	416
of which, if recognized, would affect the effective tax rate	360	382	410
Interest and penalties
in	2015	2014	2013
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	13	21	6
Interest and penalties recognized in the consolidated balance sheets	85	85	64
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.
It is reasonably possible that there will be a decrease of between zero and CHF 41 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Japan – 2012; Switzerland – 2011; Brazil – 2010; the UK – 2009; the US – 2006; and the Netherlands – 2005.
> Refer to “Note 28 – Tax” in V – Consolidated financial statements – Credit Suisse Group for further information.